Cash and cash equivalents (Tables)	9 Months Ended
Mar. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Cash on hand	549	468
Cash at bank	6,771,104	5,269,414
Cash and cash equivalents as presented in the consolidated statement of financial position and in the consolidated statement of cash flows	6,771,653	5,269,882